Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other financial income	€ 5,608	€ 4,833	€ 4,715
Total	48,693	52,008	52,036
Subtotal	1,181
Subtotal	(2,690)	(3,363)	(4,476)
Transfer from equity of results of cash flow hedges	68	(162)	(238)
Derivative instruments
Disclosure of financial assets [line items]
Interest income	234	638	723
Dividends received	15	16	19
Other financial income	826	17	38
Total	1,075	671	780
Changes in fair value of asset derivatives at fair value through profit or loss	202	35	438
Changes in fair value of liability derivatives at fair value through profit or loss	(190)	(97)	(463)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	(3)	0	0
Transfer from equity of results of cash flow hedges - future cash flows that are not longer expected to happen	(7)	0	0
Transfer from equity to profit and loss from available-for-sale assets and others		(33)	(136)
(Loss)/Gain on fair value hedges	(223)	(150)	(26)
Gain/(loss) on adjustment to items hedged by fair value hedges	271	194	(6)
Subtotal	50	(51)	(193)
Interest expenses	(1,715)	(2,137)	(2,463)
Ineffective portion of cash flow hedges	(29)	(10)	1
Accretion of provisions and other liabilities	(410)	(453)	(466)
Other financial expenses	(203)	(310)	(365)
Subtotal	(2,357)	(2,910)	(3,293)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,232)	€ (2,290)	€ (2,706)
Derivative instruments | Telefónica Brazil
Disclosure of financial assets [line items]
Other financial income	€ 665